UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22148

                                     PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2017 is set forth below.

Schedule of Investments (a)

PowerShares Active U.S. Real Estate Fund (PSR)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 5.0%
14,939	Liberty Property Trust	$573,508
32,159	Spirit Realty Capital, Inc.	338,313
12,464	Washington Real Estate Investment Trust	391,993

		1,303,814

	Health Care - 9.6%
4,758	Care Capital Properties, Inc.	117,570
24,266	HCP, Inc.	735,745
2,085	National Health Investors, Inc.	154,269
28,674	Physicians Realty Trust	531,903
7,327	Ventas, Inc.	451,856
7,801	Welltower, Inc.	517,207

		2,508,550

	Hotel & Resort - 5.3%
12,066	Apple Hospitality REIT, Inc.	241,561
11,412	DiamondRock Hospitality Co.	128,613
25,929	Host Hotels & Resorts, Inc.	468,537
6,415	LaSalle Hotel Properties	193,541
8,727	RLJ Lodging Trust	202,554
2,769	Ryman Hospitality Properties, Inc.	169,407

		1,404,213

	Industrial - 3.7%
1,870	EastGroup Properties, Inc.	132,340
17,178	Prologis, Inc.	839,145

		971,485

	Office - 15.4%
8,510	Boston Properties, Inc.	1,113,959
19,012	Brandywine Realty Trust	306,093
4,296	DuPont Fabros Technology, Inc.	203,974
20,183	Hudson Pacific Properties, Inc.	714,680
14,644	Piedmont Office Realty Trust, Inc., Class A	318,068
5,761	SL Green Realty Corp.	627,776
7,113	Vornado Realty Trust	756,183

		4,040,733

	Residential - 15.7%
7,511	American Campus Communities, Inc.	365,185
19,005	American Homes 4 Rent, Class A	423,431
4,053	AvalonBay Communities, Inc.	702,426
4,970	Camden Property Trust	415,343
3,508	Equity LifeStyle Properties, Inc.	259,382
8,043	Equity Residential	488,773
3,730	Essex Property Trust, Inc.	836,639
3,673	Mid-America Apartment Communities, Inc.	348,751
3,695	Sun Communities, Inc.	291,018

		4,130,948

	Retail - 18.7%
7,842	Acadia Realty Trust	249,689
17,303	Brixmor Property Group, Inc.	417,522
6,895	Federal Realty Investment Trust	968,265
6,652	Macerich Co. (The)	456,926
9,817	National Retail Properties, Inc.	428,021
6,186	Retail Opportunity Investments Corp.	131,143
12,366	Simon Property Group, Inc.	2,272,500

		4,924,066

	Specialized - 24.8%
10,745	American Tower Corp.	1,112,108
13,634	Crown Castle International Corp.	1,197,474
16,461	CyrusOne, Inc.	792,762
1,828	Equinix, Inc.	703,743

5,244	Extra Space Storage, Inc.	$377,830
4,711	Lamar Advertising Co., Class A	355,775
4,561	Public Storage	980,615
31,974	Weyerhaeuser Co.	1,001,745

		6,522,052

	Specialized REITs - 1.8%
3,586	EPR Properties	265,256
2,638	Life Storage, Inc.	214,865

		480,121

	Total Real Estate Investment Trusts (Cost $25,137,577)	26,285,982

	Money Market Fund - 0.0%
13,014	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(b)
	(Cost $13,014)	13,014

	Total Investments (Cost $25,150,591)(c) - 100.0%	26,298,996
	Other assets less liabilities - (0.0)%	(7,232)

	Net Assets - 100.0%	$26,291,764

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,466,467. The net unrealized appreciation was $832,529, which consisted of aggregate gross unrealized appreciation of $1,602,208 and aggregate gross unrealized depreciation of $769,679.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 35.6%
	Consumer Discretionary - 6.7%
469	Bed Bath & Beyond, Inc.	$18,924
452	Best Buy Co., Inc.	20,123
89	Chipotle Mexican Grill, Inc.(b)	37,508
699	Discovery Communications, Inc., Class A(b)	19,817
391	Foot Locker, Inc.	26,799
1,502	Ford Motor Co.	18,565
817	Gap, Inc. (The)	18,815
533	General Motors Co.	19,513
819	Goodyear Tire & Rubber Co. (The)	26,527
1,232	Interpublic Group of Cos., Inc. (The)	28,989
635	Macy’s, Inc.	18,758
1,042	PulteGroup, Inc.	22,413
243	PVH Corp.	22,796
218	Ralph Lauren Corp., Class A	19,278
226	Signet Jewelers Ltd.	17,553
2,163	Staples, Inc.	19,900
268	Target Corp.	17,281
352	TripAdvisor, Inc.(b)	18,621
1,523	Twenty-First Century Fox, Inc., Class B	47,228
184	Walt Disney Co. (The)	20,360

		459,768

	Consumer Staples - 4.4%
429	Archer-Daniels-Midland Co.	18,987
1,769	Kraft Heinz Co. (The)	157,954
1,560	Sysco Corp.	81,838
311	Tyson Foods, Inc., Class A	19,528
286	Wal-Mart Stores, Inc.	19,088

		297,395

	Energy - 2.3%
1,335	Cabot Oil & Gas Corp.	28,676
220	Exxon Mobil Corp.	18,456
386	Marathon Petroleum Corp.	18,547
1,191	TechnipFMC PLC (United Kingdom)(b)	40,041
2,379	Transocean Ltd.(b)	33,235
291	Valero Energy Corp.	19,136

		158,091

	Financials - 1.4%
822	E*TRADE Financial Corp.(b)	30,784
985	Navient Corp.	14,814
407	Willis Towers Watson PLC	50,928

		96,526

	Health Care - 1.9%
502	Abbott Laboratories	20,969
613	Endo International PLC(b)	7,503
325	Mallinckrodt PLC(b)	15,837
448	Perrigo Co. PLC	34,115
272	Universal Health Services, Inc., Class B	30,636
88	Varex Imaging Corp.(b)	2,530
222	Varian Medical Systems, Inc.(b)	17,238

		128,828

	Industrials - 2.9%
304	Allegion PLC	19,964
141	Cummins, Inc.	20,728
390	Delta Air Lines, Inc.	18,424
290	Eaton Corp. PLC	20,526
367	Fluor Corp.	20,369
492	Pentair PLC (United Kingdom)	28,846
160	Ryder System, Inc.	12,416

156	TransDigm Group, Inc.	$33,758
271	United Continental Holdings, Inc.(b)	19,097

		194,128

	Information Technology - 6.0%
183	Alliance Data Systems Corp.	41,794
611	Autodesk, Inc.(b)	49,699
657	Cisco Systems, Inc.	20,183
809	Corning, Inc.	21,431
446	CSRA, Inc.	13,835
203	F5 Networks, Inc.(b)	27,208
843	Hewlett Packard Enterprise Co.	19,119
543	Intel Corp.	19,993
746	Linear Technology Corp.	47,095
507	Motorola Solutions, Inc.	40,920
302	QUALCOMM, Inc.	16,136
1,891	Symantec Corp.	52,097
282	VeriSign, Inc.(b)	22,619
2,768	Xerox Corp.	19,182

		411,311

	Materials - 4.3%
545	Ball Corp.	41,562
1,323	CF Industries Holdings, Inc.	46,689
340	Dow Chemical Co. (The)	20,274
404	FMC Corp.	24,304
3,626	Freeport-McMoRan, Inc.(b)	60,373
642	Mosaic Co. (The)	20,139
592	Sealed Air Corp.	28,712
402	Vulcan Materials Co.	51,589

		293,642

	Real Estate - 2.5%
869	CBRE Group, Inc., Class A(b)	26,383
226	Crown Castle International Corp. REIT	19,849
222	Equinix, Inc. REIT	85,465
275	Macerich Co. (The) REIT	18,890
316	Ventas, Inc. REIT	19,488

		170,075

	Telecommunication Services - 0.9%
462	AT&T, Inc.	19,478
776	CenturyLink, Inc.	20,067
5,392	Frontier Communications Corp.	18,818

		58,363

	Utilities - 2.3%
314	American Electric Power Co., Inc.	20,115
254	Duke Energy Corp.	19,949
358	Eversource Energy	19,805
557	Exelon Corp.	19,985
639	FirstEnergy Corp.	19,375
254	Pinnacle West Capital Corp.	19,718
270	SCANA Corp.	18,549
403	Southern Co. (The)	19,920

		157,416

	Total Common Stocks and Other Equity Interests (Cost $2,351,892)	2,425,543

	Money Market Fund - 60.7%
4,136,350	Invesco Short - Term Investment Trust - Treasury Portfolio - Institutional Class, 0.40%(c) (Cost $4,136,350)	4,136,350

	Total Investments (Cost $6,488,242)(d) - 96.3%	6,561,893

	Other assets less liabilities - 3.7%	250,790

	Net Assets - 100.0%	$6,812,683

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $6,505,916. The net unrealized appreciation was $55,977, which consisted of aggregate gross unrealized appreciation of $202,422 and aggregate gross unrealized depreciation of $146,445.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 97.5%
	Consumer Discretionary - 12.0%
325	Advance Auto Parts, Inc.	$53,378
1,741	Amazon.com, Inc.(b)	1,433,679
290	AutoNation, Inc.(b)	15,405
128	AutoZone, Inc.(b)	92,797
672	Bed Bath & Beyond, Inc.	27,115
1,205	Best Buy Co., Inc.	53,647
884	BorgWarner, Inc.	36,094
840	CarMax, Inc.(b)	56,036
1,852	Carnival Corp.	102,564
1,730	CBS Corp., Class B	111,568
956	Charter Communications, Inc., Class A(b)	309,696
128	Chipotle Mexican Grill, Inc.(b)	53,944
1,238	Coach, Inc.	46,239
10,523	Comcast Corp., Class A	793,645
1,498	D.R. Horton, Inc.	44,805
544	Darden Restaurants, Inc.	39,864
1,196	Delphi Automotive PLC	83,792
671	Discovery Communications, Inc., Class A(b)	19,023
974	Discovery Communications, Inc., Class C(b)	26,990
1,122	Dollar General Corp.	82,826
1,042	Dollar Tree, Inc.(b)	80,432
534	Expedia, Inc.	64,929
598	Foot Locker, Inc.	40,987
17,233	Ford Motor Co.	213,000
969	Gap, Inc. (The)	22,316
508	Garmin Ltd.	24,531
6,125	General Motors Co.	224,236
657	Genuine Parts Co.	63,604
1,153	Goodyear Tire & Rubber Co. (The)	37,346
914	H&R Block, Inc.	19,614
1,669	Hanesbrands, Inc.	39,572
781	Harley-Davidson, Inc.	44,548
308	Harman International Industries, Inc.	34,237
496	Hasbro, Inc.	40,925
5,378	Home Depot, Inc. (The)	739,905
1,753	Interpublic Group of Cos., Inc. (The)	41,248
780	Kohl’s Corp.	31,067
1,061	L Brands, Inc.	63,883
590	Leggett & Platt, Inc.	28,155
868	Lennar Corp., Class A	38,756
1,358	LKQ Corp.(b)	43,334
3,840	Lowe’s Cos., Inc.	280,627
1,350	Macy’s, Inc.	39,879
1,414	Marriott International, Inc., Class A	119,624
1,510	Mattel, Inc.	39,577
3,666	McDonald’s Corp.	449,342
725	Michael Kors Holdings Ltd.(b)	31,037
279	Mohawk Industries, Inc.(b)	60,219
1,895	Netflix, Inc.(b)	266,645
2,130	Newell Brands, Inc.	100,813
1,686	News Corp., Class A	20,721
529	News Corp., Class B	6,692
5,899	NIKE, Inc., Class B	312,057
513	Nordstrom, Inc.	22,685
1,042	Omnicom Group, Inc.	89,247
417	O’Reilly Automotive, Inc.(b)	109,367
218	Priceline Group, Inc. (The)(b)	343,378
1,314	PulteGroup, Inc.	28,264
350	PVH Corp.	32,833
249	Ralph Lauren Corp., Class A	22,019

1,751	Ross Stores, Inc.	$115,759
739	Royal Caribbean Cruises Ltd.	69,193
421	Scripps Networks Interactive, Inc., Class A	32,063
308	Signet Jewelers Ltd.	23,922
2,872	Staples, Inc.	26,422
6,426	Starbucks Corp.	354,844
2,479	Target Corp.	159,846
947	TEGNA, Inc.	21,696
472	Tiffany & Co.	37,156
3,405	Time Warner, Inc.	329,774
2,878	TJX Cos., Inc. (The)	215,620
580	Tractor Supply Co.	42,729
505	TripAdvisor, Inc.(b)	26,715
4,674	Twenty-First Century Fox, Inc., Class A	146,670
2,151	Twenty-First Century Fox, Inc., Class B	66,703
259	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	70,521
816	Under Armour, Inc., Class C(b)	15,684
811	Under Armour, Inc., Class A(b)	17,428
390	Urban Outfitters, Inc.(b)	10,351
1,460	VF Corp.	75,161
1,534	Viacom, Inc., Class B	64,643
6,465	Walt Disney Co. (The)	715,352
332	Whirlpool Corp.	58,063
476	Wyndham Worldwide Corp.	37,633
351	Wynn Resorts Ltd.	35,602
1,539	Yum! Brands, Inc.	100,851

		10,665,159

	Consumer Staples - 9.1%
8,611	Altria Group, Inc.	612,931
2,540	Archer-Daniels-Midland Co.	112,420
805	Brown-Forman Corp., Class B	36,708
856	Campbell Soup Co.	53,269
1,142	Church & Dwight Co., Inc.	51,641
568	Clorox Co. (The)	68,160
17,138	Coca-Cola Co. (The)	712,427
3,924	Colgate-Palmolive Co.	253,412
1,836	Conagra Brands, Inc.	71,769
785	Constellation Brands, Inc., Class A	117,562
1,930	Costco Wholesale Corp.	316,423
2,076	Coty, Inc., Class A	39,859
4,708	CVS Health Corp.	371,037
811	Dr Pepper Snapple Group, Inc.	73,963
982	Estee Lauder Cos., Inc. (The), Class A	79,748
2,611	General Mills, Inc.	163,135
616	Hershey Co. (The)	64,970
1,192	Hormel Foods Corp.	43,270
514	JM Smucker Co. (The)	69,827
1,116	Kellogg Co.	81,144
1,581	Kimberly-Clark Corp.	191,507
2,633	Kraft Heinz Co. (The)	235,101
4,169	Kroger Co. (The)	141,579
506	McCormick & Co., Inc.	48,348
816	Mead Johnson Nutrition Co.	57,495
813	Molson Coors Brewing Co., Class B	78,471
6,819	Mondelez International, Inc., Class A	301,945
1,790	Monster Beverage Corp.(b)	76,254
6,333	PepsiCo, Inc.	657,239
6,850	Philip Morris International, Inc.	658,491
11,816	Procter & Gamble Co. (The)	1,035,082
3,650	Reynolds American, Inc.	219,475
2,222	Sysco Corp.	116,566
1,283	Tyson Foods, Inc., Class A	80,560
3,778	Walgreens Boots Alliance, Inc.	309,569
6,649	Wal-Mart Stores, Inc.	443,754
1,405	Whole Foods Market, Inc.	42,459

		8,087,570

	Energy - 7.0%
2,467	Anadarko Petroleum Corp.	171,531
1,675	Apache Corp.	100,198
1,867	Baker Hughes, Inc.	117,770
2,054	Cabot Oil & Gas Corp.	44,120
3,291	Chesapeake Energy Corp.(b)	21,227

Schedule of Investments(a)

8,336	Chevron Corp.	$928,214
419	Cimarex Energy Co.	56,653
645	Concho Resources, Inc.(b)	89,939
5,470	ConocoPhillips	266,717
2,312	Devon Energy Corp.	105,288
2,545	EOG Resources, Inc.	258,521
763	EQT Corp.	46,261
18,309	Exxon Mobil Corp.	1,535,942
3,816	Halliburton Co.	215,871
478	Helmerich & Payne, Inc.	34,014
1,177	Hess Corp.	63,770
8,477	Kinder Morgan, Inc.	189,376
3,740	Marathon Oil Corp.	62,645
2,330	Marathon Petroleum Corp.	111,957
715	Murphy Oil Corp.	20,671
1,668	National Oilwell Varco, Inc.	63,067
871	Newfield Exploration Co.(b)	34,910
1,892	Noble Energy, Inc.	75,226
3,374	Occidental Petroleum Corp.	228,656
930	ONEOK, Inc.	51,252
1,954	Phillips 66	159,485
750	Pioneer Natural Resources Co.	135,173
830	Range Resources Corp.	26,842
6,144	Schlumberger Ltd.	514,314
2,167	Southwestern Energy Co.(b)	19,525
3,097	Spectra Energy Corp.	128,990
2,076	TechnipFMC PLC (United Kingdom)(b)	69,795
516	Tesoro Corp.	41,719
1,719	Transocean Ltd.(b)	24,014
1,998	Valero Energy Corp.	131,388
3,602	Williams Cos., Inc. (The)	103,882

		6,248,923

	Financials - 14.2%
242	Affiliated Managers Group, Inc.(b)	36,871
1,802	Aflac, Inc.	126,122
1,625	Allstate Corp. (The)	122,216
3,394	American Express Co.	259,234
4,307	American International Group, Inc.	276,768
698	Ameriprise Financial, Inc.	78,364
1,162	Aon PLC	130,957
786	Arthur J. Gallagher & Co.	42,310
252	Assurant, Inc.	24,477
44,616	Bank of America Corp.	1,010,106
4,668	Bank of New York Mellon Corp. (The)	208,800
3,583	BB&T Corp.	165,499
8,385	Berkshire Hathaway, Inc., Class B(b)	1,376,314
537	BlackRock, Inc.	200,827
2,129	Capital One Financial Corp.	186,053
5,326	Charles Schwab Corp. (The)	219,644
2,054	Chubb Ltd.	270,080
662	Cincinnati Financial Corp.	46,724
12,583	Citigroup, Inc.	702,509
2,260	Citizens Financial Group, Inc.	81,744
1,498	CME Group, Inc.	181,378
761	Comerica, Inc.	51,390
1,742	Discover Financial Services	120,686
1,209	E*TRADE Financial Corp.(b)	45,277
3,336	Fifth Third Bancorp	87,070
1,532	Franklin Resources, Inc.	60,882
1,633	Goldman Sachs Group, Inc. (The)	374,480
1,668	Hartford Financial Services Group, Inc. (The)	81,248
4,790	Huntington Bancshares, Inc.	64,809
2,630	Intercontinental Exchange, Inc.	153,487
1,813	Invesco Ltd.(c)	52,432
15,800	JPMorgan Chase & Co.	1,337,154
4,771	KeyCorp	85,735
1,430	Leucadia National Corp.	34,106
1,010	Lincoln National Corp.	68,185
1,220	Loews Corp.	56,828
685	M&T Bank Corp.	111,360
2,276	Marsh & McLennan Cos., Inc.	154,814

4,852	MetLife, Inc.	$263,997
734	Moody’s Corp.	76,094
6,368	Morgan Stanley	270,576
504	Nasdaq, Inc.	35,552
1,339	Navient Corp.	20,139
940	Northern Trust Corp.	77,982
1,375	People’s United Financial, Inc.	25,781
2,148	PNC Financial Services Group, Inc. (The)	258,748
1,181	Principal Financial Group, Inc.	67,423
2,562	Progressive Corp. (The)	95,921
1,899	Prudential Financial, Inc.	199,604
5,435	Regions Financial Corp.	78,318
1,144	S&P Global, Inc.	137,486
1,600	State Street Corp.	121,920
2,167	SunTrust Banks, Inc.	123,129
3,462	Synchrony Financial	124,009
1,075	T. Rowe Price Group, Inc.	72,498
488	Torchmark Corp.	35,888
1,254	Travelers Cos., Inc. (The)	147,696
7,054	U.S. Bancorp	371,393
1,025	Unum Group	46,566
19,957	Wells Fargo & Co.	1,124,178
568	Willis Towers Watson PLC	71,074
1,188	XL Group Ltd. (Bermuda)	44,633
900	Zions Bancorporation	37,971

		12,615,516

	Health Care - 13.3%
7,599	Abbott Laboratories	317,410
7,176	AbbVie, Inc.	438,525
1,549	Aetna, Inc.	183,727
1,432	Agilent Technologies, Inc.	70,125
990	Alexion Pharmaceuticals, Inc.(b)	129,373
1,656	Allergan PLC(b)	362,482
738	AmerisourceBergen Corp.	64,413
3,284	Amgen, Inc.	514,537
1,162	Anthem, Inc.	179,111
2,161	Baxter International, Inc.	103,533
938	Becton, Dickinson and Co.	166,298
960	Biogen, Inc.(b)	266,150
6,013	Boston Scientific Corp.(b)	144,673
7,379	Bristol-Myers Squibb Co.	362,752
325	C.R. Bard, Inc.	77,132
1,413	Cardinal Health, Inc.	105,918
3,422	Celgene Corp.(b)	397,465
755	Centene Corp.(b)	47,769
1,335	Cerner Corp.(b)	71,703
1,134	Cigna Corp.	165,813
215	Cooper Cos., Inc. (The)	39,691
2,687	Danaher Corp.	225,493
697	DaVita, Inc.(b)	44,434
1,018	DENTSPLY Sirona, Inc.	57,721
944	Edwards Lifesciences Corp.(b)	90,851
4,289	Eli Lilly & Co.	330,382
876	Endo International PLC(b)	10,722
518	Envision Healthcare Corp.(b)	35,224
2,722	Express Scripts Holding Co.(b)	187,491
5,817	Gilead Sciences, Inc.	421,442
1,290	HCA Holdings, Inc.(b)	103,561
355	Henry Schein, Inc.(b)	56,750
1,229	Hologic, Inc.(b)	49,811
658	Humana, Inc.	130,613
396	IDEXX Laboratories, Inc.(b)	48,443
649	Illumina, Inc.(b)	103,905
171	Intuitive Surgical, Inc.(b)	118,450
12,012	Johnson & Johnson	1,360,359
455	Laboratory Corp. of America Holdings(b)	61,066
468	Mallinckrodt PLC(b)	22,806
998	McKesson Corp.	138,872
6,061	Medtronic PLC	460,757
12,174	Merck & Co., Inc.	754,666
117	Mettler-Toledo International, Inc.(b)	49,916
2,031	Mylan NV(b)	77,280

Schedule of Investments(a)

368	Patterson Cos., Inc.	$15,312
484	PerkinElmer, Inc.	25,744
634	Perrigo Co. PLC	48,279
26,794	Pfizer, Inc.	850,174
612	Quest Diagnostics, Inc.	56,255
335	Regeneron Pharmaceuticals, Inc.(b)	120,362
1,373	Stryker Corp.	169,607
1,743	Thermo Fisher Scientific, Inc.	265,616
4,201	UnitedHealth Group, Inc.	680,982
396	Universal Health Services, Inc., Class B	44,601
413	Varian Medical Systems, Inc.(b)	32,069
1,095	Vertex Pharmaceuticals, Inc.(b)	94,028
355	Waters Corp.(b)	50,286
884	Zimmer Biomet Holdings, Inc.	104,604
2,180	Zoetis, Inc.	119,769

		11,827,303

	Industrials - 10.0%
2,655	3M Co.	464,147
195	Acuity Brands, Inc.	40,410
544	Alaska Air Group, Inc.	51,038
424	Allegion PLC	27,844
2,287	American Airlines Group, Inc.	101,200
1,022	AMETEK, Inc.	52,224
1,936	Arconic, Inc.	44,121
2,534	Boeing Co. (The)	414,106
625	C.H. Robinson Worldwide, Inc.	47,537
2,583	Caterpillar, Inc.	247,090
381	Cintas Corp.	44,238
4,135	CSX Corp.	191,823
680	Cummins, Inc.	99,967
1,277	Deere & Co.	136,703
3,250	Delta Air Lines, Inc.	153,530
686	Dover Corp.	53,336
163	Dun & Bradstreet Corp. (The)	19,987
1,994	Eaton Corp. PLC	141,135
2,837	Emerson Electric Co.	166,418
529	Equifax, Inc.	62,041
797	Expeditors International of Washington, Inc.	41,508
1,276	Fastenal Co.	63,392
1,080	FedEx Corp.	204,239
576	Flowserve Corp.	28,316
615	Fluor Corp.	34,132
1,328	Fortive Corp.	73,452
682	Fortune Brands Home & Security, Inc.	37,599
1,264	General Dynamics Corp.	228,885
39,059	General Electric Co.	1,160,052
3,365	Honeywell International, Inc.	398,147
1,395	Illinois Tool Works, Inc.	177,444
1,140	Ingersoll-Rand PLC	90,459
386	J.B. Hunt Transport Services, Inc.	38,245
534	Jacobs Engineering Group, Inc.(b)	31,266
4,136	Johnson Controls International PLC	181,901
475	Kansas City Southern	40,807
342	L3 Technologies, Inc.	54,272
1,113	Lockheed Martin Corp.	279,730
1,449	Masco Corp.	47,745
1,484	Nielsen Holdings PLC	60,710
1,289	Norfolk Southern Corp.	151,406
779	Northrop Grumman Corp.	178,453
1,547	PACCAR, Inc.	104,129
589	Parker-Hannifin Corp.	86,660
738	Pentair PLC (United Kingdom)	43,269
821	Pitney Bowes, Inc.	13,070
668	Quanta Services, Inc.(b)	23,975
1,297	Raytheon Co.	186,976
1,021	Republic Services, Inc.	58,585
569	Robert Half International, Inc.	26,777
567	Rockwell Automation, Inc.	83,910
575	Rockwell Collins, Inc.	52,187
449	Roper Technologies, Inc.	86,141
237	Ryder System, Inc.	18,391

256	Snap-on, Inc.	$46,472
2,718	Southwest Airlines Co.	142,179
665	Stanley Black & Decker, Inc.	82,460
376	Stericycle, Inc.(b)	29,005
1,193	Textron, Inc.	56,512
221	TransDigm Group, Inc.	47,824
3,638	Union Pacific Corp.	387,738
1,274	United Continental Holdings, Inc.(b)	89,779
3,043	United Parcel Service, Inc., Class B	332,083
373	United Rentals, Inc.(b)	47,188
3,381	United Technologies Corp.	370,794
688	Verisk Analytics, Inc.(b)	56,856
242	W.W. Grainger, Inc.	61,122
1,795	Waste Management, Inc.	124,752
792	Xylem, Inc.	39,054

		8,858,943

	Information Technology - 20.7%
2,738	Accenture PLC, Class A	311,776
3,018	Activision Blizzard, Inc.	121,354
2,195	Adobe Systems, Inc.(b)	248,869
765	Akamai Technologies, Inc.(b)	52,471
255	Alliance Data Systems Corp.	58,237
1,308	Alphabet, Inc., Class A(b)	1,072,808
1,310	Alphabet, Inc., Class C(b)	1,043,795
1,362	Amphenol Corp., Class A	91,921
1,360	Analog Devices, Inc.	101,918
23,544	Apple, Inc.	2,857,064
4,772	Applied Materials, Inc.	163,441
865	Autodesk, Inc.(b)	70,359
1,992	Automatic Data Processing, Inc.	201,172
1,753	Broadcom Ltd.	349,723
1,384	CA, Inc.	43,278
22,164	Cisco Systems, Inc.	680,878
689	Citrix Systems, Inc.(b)	62,830
2,678	Cognizant Technology Solutions Corp., Class A(b)	140,836
4,199	Corning, Inc.	111,231
643	CSRA, Inc.	19,946
4,590	eBay, Inc.(b)	146,100
1,332	Electronic Arts, Inc.(b)	111,129
288	F5 Networks, Inc.(b)	38,601
10,335	Facebook, Inc., Class A(b)	1,346,857
1,450	Fidelity National Information Services, Inc.	115,159
345	First Solar, Inc.(b)	10,761
958	Fiserv, Inc.(b)	102,918
602	FLIR Systems, Inc.	21,269
679	Global Payments, Inc.	52,473
549	Harris Corp.	56,388
7,357	Hewlett Packard Enterprise Co.	166,857
7,554	HP, Inc.	113,688
20,924	Intel Corp.	770,422
3,820	International Business Machines Corp.	666,666
1,077	Intuit, Inc.	127,711
1,679	Juniper Networks, Inc.	44,964
690	KLA-Tencor Corp.	58,726
719	Lam Research Corp.	82,584
1,061	Linear Technology Corp.	66,981
4,202	Mastercard, Inc., Class A	446,799
954	Microchip Technology, Inc.	64,252
4,557	Micron Technology, Inc.(b)	109,869
34,331	Microsoft Corp.	2,219,499
733	Motorola Solutions, Inc.	59,160
1,216	NetApp, Inc.	46,597
2,380	NVIDIA Corp.	259,848
13,234	Oracle Corp.	530,816
1,421	Paychex, Inc.	85,672
4,954	PayPal Holdings, Inc.(b)	197,070
565	Qorvo, Inc.(b)	36,279
6,521	QUALCOMM, Inc.	348,417
793	Red Hat, Inc.(b)	60,173
2,818	salesforce.com, inc.(b)	222,904
1,301	Seagate Technology PLC	58,740

Schedule of Investments(a)

821	Skyworks Solutions, Inc.	$75,319
2,752	Symantec Corp.	75,818
1,569	TE Connectivity Ltd.	116,655
574	Teradata Corp.(b)	16,853
4,412	Texas Instruments, Inc.	333,282
730	Total System Services, Inc.	36,996
402	VeriSign, Inc.(b)	32,244
8,246	Visa, Inc., Class A	682,027
1,261	Western Digital Corp.	100,540
2,141	Western Union Co. (The)	41,921
3,759	Xerox Corp.	26,050
1,115	Xilinx, Inc.	64,893
3,876	Yahoo!, Inc.(b)	170,815

		18,423,669

	Materials - 2.8%
959	Air Products & Chemicals, Inc.	134,030
497	Albemarle Corp.	46,042
393	Avery Dennison Corp.	28,697
772	Ball Corp.	58,873
1,029	CF Industries Holdings, Inc.	36,313
4,948	Dow Chemical Co. (The)	295,049
3,838	E.I. du Pont de Nemours & Co.	289,769
648	Eastman Chemical Co.	50,220
1,159	Ecolab, Inc.	139,231
591	FMC Corp.	35,554
5,532	Freeport-McMoRan, Inc.(b)	92,108
351	International Flavors & Fragrances, Inc.	41,141
1,816	International Paper Co.	102,786
1,475	LyondellBasell Industries NV, Class A	137,573
281	Martin Marietta Materials, Inc.	64,518
1,934	Monsanto Co.	209,471
1,546	Mosaic Co. (The)	48,498
2,343	Newmont Mining Corp.	85,004
1,406	Nucor Corp.	81,674
1,166	PPG Industries, Inc.	116,612
1,261	Praxair, Inc.	149,353
854	Sealed Air Corp.	41,419
357	Sherwin-Williams Co. (The)	108,460
584	Vulcan Materials Co.	74,945
1,108	WestRock Co.	59,123

		2,526,463

	Real Estate - 2.8%
1,879	American Tower Corp. REIT	194,476
693	Apartment Investment & Management Co., Class A REIT	30,540
607	AvalonBay Communities, Inc. REIT	105,199
679	Boston Properties, Inc. REIT	88,881
1,325	CBRE Group, Inc., Class A(b)	40,227
1,593	Crown Castle International Corp. REIT	139,913
702	Digital Realty Trust, Inc. REIT	75,556
316	Equinix, Inc. REIT	121,654
1,614	Equity Residential REIT	98,083
289	Essex Property Trust, Inc. REIT	64,823
555	Extra Space Storage, Inc. REIT	39,988
317	Federal Realty Investment Trust REIT	44,516
2,578	GGP, Inc. REIT	64,037
2,064	HCP, Inc. REIT	62,580
3,266	Host Hotels & Resorts, Inc. REIT	59,017
1,082	Iron Mountain, Inc. REIT	38,736
1,876	Kimco Realty Corp. REIT	46,694
533	Macerich Co. (The) REIT	36,612
502	Mid-America Apartment Communities, Inc. REIT	47,665
2,334	Prologis, Inc. REIT	114,016
659	Public Storage REIT	141,685
1,142	Realty Income Corp. REIT	68,097
1,387	Simon Property Group, Inc. REIT	254,889
448	SL Green Realty Corp. REIT	48,819
1,180	UDR, Inc. REIT	41,241
1,564	Ventas, Inc. REIT	96,452
760	Vornado Realty Trust REIT	80,796
1,601	Welltower, Inc. REIT	106,146

3,302	Weyerhaeuser Co. REIT	$103,452

		2,454,790

	Telecommunication Services - 2.5%
27,114	AT&T, Inc.	1,143,126
2,414	CenturyLink, Inc.	62,426
5,181	Frontier Communications Corp.	18,082
1,287	Level 3 Communications, Inc.(b)	76,525
18,000	Verizon Communications, Inc.	882,180

		2,182,339

	Utilities - 3.1%
2,910	AES Corp. (The)	33,290
1,004	Alliant Energy Corp.	37,801
1,071	Ameren Corp.	56,388
2,171	American Electric Power Co., Inc.	139,074
786	American Water Works Co., Inc.	57,724
1,902	CenterPoint Energy, Inc.	49,851
1,233	CMS Energy Corp.	52,526
1,345	Consolidated Edison, Inc.	100,001
2,767	Dominion Resources, Inc.	211,067
793	DTE Energy Co.	78,222
3,042	Duke Energy Corp.	238,919
1,438	Edison International	104,801
791	Entergy Corp.	56,667
1,400	Eversource Energy	77,448
4,076	Exelon Corp.	146,247
1,879	FirstEnergy Corp.	56,971
2,063	NextEra Energy, Inc.	255,234
1,425	NiSource, Inc.	31,877
1,393	NRG Energy, Inc.	23,040
2,233	PG&E Corp.	138,200
492	Pinnacle West Capital Corp.	38,194
3,001	PPL Corp.	104,555
2,234	Public Service Enterprise Group, Inc.	98,855
632	SCANA Corp.	43,418
1,104	Sempra Energy	113,039
4,327	Southern Co. (The)	213,884
1,393	WEC Energy Group, Inc.	82,257
2,242	Xcel Energy, Inc.	92,639

		2,732,189

	Total Common Stocks and Other Equity Interests (Cost $79,948,411)	86,622,864

	Money Market Fund - 0.9%
801,896	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $801,896)	801,896

	Total Investments (Cost $80,750,307)(e) - 98.4%	87,424,760
	Other assets less liabilities - 1.6%	1,395,961

	Net Assets - 100.0%	$88,820,721

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Ltd.	$71,152	$-	$(22,383)	$6,442	(2,779)	$52,432	$709

Schedule of Investments(a)

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $82,187,290. The net unrealized appreciation was $5,237,470, which consisted of aggregate gross unrealized appreciation of $8,763,005 and aggregate gross unrealized depreciation of $3,525,535.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Variable Rate Investment Grade Portfolio (VRIG)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes - 34.6%
	Auto Manufacturers - 3.3%
$600,000	Ford Motor Credit Co. LLC(a)	1.864%	08/12/2019	$600,210
1,050,000	Ford Motor Credit Co. LLC, Series 1(a)	1.783	03/12/2019	1,051,972

				1,652,182

	Banks - 15.8%
2,000,000	Citigroup, Inc.(a)	2.361	09/01/2023	2,035,280
1,500,000	Goldman Sachs Group, Inc. (The)(a)	2.398	04/23/2021	1,522,068
250,000	Goldman Sachs Group, Inc. (The), GMTN(a)	2.789	10/28/2027	254,695
1,500,000	JPMorgan Chase & Co., Series 1	7.900	12/29/2049	1,546,875
1,500,000	Morgan Stanley, GMTN(a)	2.441	04/21/2021	1,534,362
1,000,000	Wells Fargo & Co., Series K(b)	7.980	03/29/2049	1,051,250

				7,944,530

	Healthcare-Services - 2.2%
1,000,000	HCA, Inc.	6.500	02/15/2020	1,095,000

	Insurance - 3.4%
1,750,000	Chubb Corp. (The)(b)	6.375	04/15/2037	1,711,500

	Miscellaneous Manufacturing - 3.6%
1,750,000	General Electric Co., Series D(a)	5.000	12/29/2049	1,822,188

	Oil & Gas - 3.0%
1,500,000	ConocoPhillips Co.(a)	1.939	05/15/2022	1,486,692

	Telecommunications - 3.3%
1,500,000	Sprint Communications, Inc.(b)	9.000	11/15/2018	1,646,250

	Total Corporate Bonds and Notes (Cost $17,230,151)			17,358,342

	U.S. Agency Mortgage Credit Risk Transfer - 20.2%
	Structured Agency Credit Risk (STACR) - 19.3%(a)(c)
413,040	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ1	3.271	08/25/2024	418,361
2,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2	2.971	09/25/2024	2,047,116
368,640	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ3	3.421	10/25/2024	371,871
1,562,561	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ1	2.971	03/25/2025	1,578,549
831,955	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1	3.410	03/25/2028	850,165
918,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1	3.660	07/25/2028	953,511
1,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA3	2.760	12/25/2028	1,017,960
420,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1	3.521	09/25/2028	433,187
2,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3	2.110	03/25/2029	2,004,710

	Total Structured Agency Credit Risk (STACR) (Cost $9,704,259)			9,675,430

	Connecticut Avenue Securities (CAS) - 0.9%
428,253	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C01(a)(d) (Cost $432,803)	2.871	08/25/2028	433,043

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $10,137,062)			10,108,473

	U. S. Government Sponsored Agency Mortgage-Backed Securities - 16.0%(a)
1,396,618	Federal Home Loan Mortgage Corp. (FHLMC)	2.774	06/01/2037	1,468,881
1,686,233	Federal Home Loan Mortgage Corp. (FHLMC)	2.984	11/01/2038	1,795,518
322,134	Federal National Mortgage Association (FNMA)	2.869	02/01/2035	323,426
316,895	Federal National Mortgage Association (FNMA)	2.815	07/01/2035	331,601
2,506,336	Federal National Mortgage Association (FNMA)	2.884	07/01/2035	2,678,169

Schedule of Investments

$1,373,607	Federal National Mortgage Association (FNMA)	2.822%	03/01/2037	$1,447,781

	Total U. S. Government Sponsored Agency Mortgage-Backed Securities (Cost $8,058,016)			8,045,376

	Collateralized Mortgage Obligations - 2.4%(a)
720,555	Adjustable Rate Mortgage Trust 2004-2, Class 6A1, Series 2004-2	3.114	02/25/2035	717,537
476,994	Bear Stearns Adjustable Rate Mortgage Trust 2005-2, Class A2, Series 2005-2	3.636	03/25/2035	482,527

	Total Collateralized Mortgage Obligations (Cost $1,204,804)			1,200,064

	Commercial Mortgage Backed Securities - 12.1%(a)
2,000,000	Commercial 2014-FL5 Mortgage Trust, Class B, Series 2014-FL5(b)	2.917	10/15/2031	1,995,190
1,000,000	Prime Finance Partners 2015-2 Ltd., Class AS, Series 2015-2 (Cayman Islands)(b)	2.768	07/14/2034	998,627
1,500,000	Wells Fargo - Royal Bank of Scotland Commercial Mortgage Trust 2012-C7, Class AFL, Series 2012-C7(b)	1.968	06/15/2045	1,533,118
1,500,000	Wells Fargo - Royal Bank of Scotland Commercial Mortgage Trust 2012-C8, Class AFL, Series 2012-C8(b)	1.707	08/15/2045	1,517,963

	Total Commercial Mortgage Backed Securities (Cost $5,996,424)			6,044,898

	U.S. Treasury Securities - 10.1%(a)
2,850,000	U.S. Treasury Floating Rate Notes	0.731	04/30/2018	2,854,988
2,200,000	U.S. Treasury Floating Rate Notes	0.715	07/31/2018	2,203,025

	Total U.S. Treasury Securities (Cost $5,052,034)			5,058,013

	Asset-Backed Securities - 4.0%(a)
1,000,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2	1.398	02/15/2024	1,007,005
1,000,000	Ford Credit Floorplan Master Owner Trust A, Class A2, Series 2015-2	1.338	01/15/2022	1,003,485

	Total Asset-Backed Securities (Cost $2,006,395)			2,010,490

Number of Shares
	Money Market Fund - 1.0%
482,114	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $482,114)			482,114

	Total Investments (Cost $50,167,000)(f) - 100.4%			50,307,770
	Other assets less liabilities - (0.4)%			(216,705)

	Net Assets - 100.0%			$50,091,065

Investment Abbreviations:

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Interest or dividend rate is predetermined periodically. Rate shown is the rate was in effect at January 31, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $10,453,898, which represented 20.87% of the Fund’s Net Assets.
(c)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(d)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	At January 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $140,770, which consisted of aggregate gross unrealized appreciation of $231,303 and aggregate gross unrealized depreciation of $90,533.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of January 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in PowerShares S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Multi-Strategy Alternative Portfolio
Equity Securities	$6,561,893	$—	$—	$6,561,893
Forward Foreign Currency Contracts(a)	—	5,642	—	5,642
Futures(a)	(13,638)	—	—	(13,638)

Total Investments	$6,548,255	$5,642	$—	$6,553,897

Variable Rate Investment Grade Portfolio
Corporate Bonds and Notes	$—	$17,358,342	$—	$17,358,342
U.S. Agency Mortgage Credit Risk Transfer	—	10,108,473	—	10,108,473
U. S. Government Sponsored Agency Mortgage-Backed Securities	—	8,045,376	—	8,045,376
Collateralized Mortgage Obligations	—	1,200,064	—	1,200,064
Commercial Mortgage Backed Securities	—	6,044,898	—	6,044,898
U. S. Treasury Securities	—	5,058,013	—	5,058,013
Asset-Backed Securities	—	2,010,490	—	2,010,490
Money Market Fund	482,114	—	—	482,114

Total Investments	$482,114	$49,825,656	$—	$50,307,770

(a)	Unrealized appreciation (depreciation).

Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

	Value
	PowerShares Multi-Strategy Alternative Portfolio				PowerShares S&P 500® Downside Hedged Portfolio
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$32,704	$—	$—	$32,704	$—	$—	$—	$—
Unrealized appreciation on futures contracts - Exchange-Traded(a)	—	21,505	6,933	28,438	—	—	—	—

Total Derivative Assets	$32,704	$21,505	$6,933	$61,142	$—	$—	$—	$—

Derivatives not subject to master netting agreements	—	(21,505)	(6,933)	(28,438)	—	—	—	—

Total Derivative Assets subject to master netting agreements	$32,704	$—	$—	$32,704	$—	$—	$—	$—

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation forward foreign currency contracts outstanding	$(27,062)	$—	$—	$(27,062)	$—	$—	$—	$—
Unrealized depreciation on futures contracts - Exchange-Traded(a)	—	(42,076)	—	(42,076)	—	(152,891)	—	(152,891)

Total Derivative Liabilities	$(27,062)	$(42,076)	$—	$(69,138)	$—	$(152,891)	$—	$(152,891)

Derivatives not subject to master netting agreements	—	42,076	—	42,076	—	152,891	—	152,891

Total Derivative Liabilities subject to master netting agreements	$(27,062)	$—	$—	$(27,062)	$—	$—	$—	$—

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Multi-Strategy Alternative Portfolio				PowerShares S&P 500® Downside Hedged Portfolio
	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$9,893	$—	$—	$9,893	$—	$—	$—	$—
Futures contracts	—	(82,931)	(60,206)	(143,137)	—	(1,752,984)	—	(1,752,984)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	1,349	—	—	1,349	—	—	—	—
Futures contracts	—	(71,735)	(1,515)	(73,250)	—	(211,167)	—	(211,167)

Total	$11,242	$(154,666)	$(61,721)	$(205,145)	$—	$(1,964,151)	$—	$(1,964,151)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares Multi-Strategy Alternative Portfolio	PowerShares S&P 500® Downside Hedged Portfolio
Forward foreign currency contracts	$3,659,007	$—
Futures contracts	22,727,717	2,282,408

PowerShares Multi-Strategy Alternative Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
02/23/2017	Morgan Stanley	CAD	107,729	USD	82,300	$82,647	$(347)
02/23/2017	Morgan Stanley	CHF	1,540,625	USD	1,540,800	1,563,214	(22,414)
02/23/2017	Morgan Stanley	EUR	48,657	USD	52,100	52,625	(525)
02/23/2017	Morgan Stanley	SEK	1,800,659	USD	202,400	206,176	(3,776)
02/23/2017	Morgan Stanley	USD	320,700	AUD	424,291	321,934	1,234
02/23/2017	Morgan Stanley	USD	296,600	GBP	240,119	302,208	5,608
02/23/2017	Morgan Stanley	USD	209,000	JPY	23,648,783	210,193	1,193
02/23/2017	Morgan Stanley	USD	598,900	NOK	5,059,358	615,014	16,114
02/23/2017	Morgan Stanley	USD	452,300	NZD	628,974	460,855	8,555

Total Forward Foreign Currency Contracts - Currency Risk							$5,642

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

PowerShares Multi-Strategy Alternative Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	17	March-2017/Short	$(243,525)	$21,505
CBOE Volatility Index (VIX) Futures	1	April-2017/Long	15,525	(1,512)
CBOE Volatility Index (VIX) Futures	15	May-2017/Long	244,125	(5,776)
S&P 500 E-Mini Futures	22	March-2017/Short	(2,501,950)	(34,788)

Subtotal - Equity Risk				$(20,571)

Eurodollar Futures	55	December-2017/Short	(13,297,500)	6,933

Subtotal - Interest Rate Risk				$6,933

Total Futures Contracts				$(13,638)

PowerShares S&P 500® Downside Hedged Portfolio

Open Futures Contracts
.	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized (Depreciation)
CBOE Volatility Index (VIX) Futures	89	February-2017/Long	$1,150,325	$(135,299)
CBOE Volatility Index (VIX) Futures	73	March-2017/Long	1,045,725	(17,592)

Total Futures Contracts - Equity Risk				$(152,891)

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PowerShares Actively Managed Exchange-Traded Fund Trust

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 3/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 3/29/2017

By:     /s/ Steven Hill

Name: Steven Hill

Title: Treasurer

Date: 3/29/2017